Income Taxes (Tables) (10-K)	12 Months Ended
May 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

The components of the net deferred tax assets for the year ended May 31, 2020 and 2019 are as follows:

	Year ended May 31, 2020	Year ended May 31, 2019
Net Operating Loss	$770,000	$364,000
Impairment of cost method investment	-	38,000
Gross deferred tax asset	770,000	402,000
Less: Valuation allowance	(825,000)	(381,000)
Net deferred tax asset	$55,000	$21,000
Deferred tax liabilities:
Amortization of intangible assets	(55,000)	(21,000)
Net deferred assets/liabilities	-	-

Schedule of Reconciliation of the Statutory Federal Income Tax Rate

The table below summarizes the reconciliation of our income tax provision computed at the federal statutory rate of 21% for the years ended May 31, 2020 and 2019 and the actual tax provisions for the year ended May 31, 2020 and 2019.

	2020	2019

Expected provision (benefit) at statutory rate	(21.0)%	(21.0)%
State taxes, net of federal tax benefit	(4.4)%	(4.4)%
Change in federal rate	-%	-%
Permanent differences-stock based compensation	15.0	15.0
Increase in valuation allowance	10.4%	10.4%
Total provision (benefit) for income taxes	0.0%	0.0%